Law Offices

Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

1933 Act Rule 497(j) 1933 Act File No. 033-91770 1940 Act File No. 811-09038

Direct Dial: (215) 564-8080

October 29, 2009

FILED VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: The Olstein Funds (the "Registrant") SEC File Nos. 033-91770 and 811-09038 Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 24/25 filed electronically with the U.S. Securities and Exchange Commission on October 26, 2009.

     Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,

/s/ Gino E. Malaspina, Esq. Gino E. Malaspina, Esq.

cc: James B. Kimmel Michael Luper Michael P. O'Hare, Esq. Kenneth L. Greenberg, Esq.